Employee benefits and share-based payments (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee benefits and share-based payments
At the beginning	200,000.0	2,100,000	2,400,000
Granted	0	(100,000)	(300,000)
At the end	200,000	200,000.0	2,100,000